Segment information (Tables)	6 Months Ended
Jun. 30, 2011
Segment Information
Quarter Ended June 30, 2011	C&PS	Drilling Services	Corporate	Total
Revenue from external customers	$491,881	$52,351	$—	$544,232
Inter-segment revenues	$25	$3,975	$(4,000)	$—
Adjusted EBITDA, as defined	$144,931	$13,780	$(11,075)	$147,636
Depreciation and amortization	$43,585	$5,043	$604	$49,232

Operating income (loss)	$101,346	$8,737	$(11,679)	$98,404
Capital expenditures	$86,535	$1,862	$86	$88,483

Quarter Ended June 30, 2010
Revenue from external customers	$310,460	$41,396	$—	$351,856
Inter-segment revenues	$166	$826	$(992)	$—
Adjusted EBITDA, as defined	$84,748	$8,630	$(9,320)	$84,058
Depreciation and amortization	$39,770	$4,935	$497	$45,202

Operating income (loss)	$44,978	$3,695	$(9,817)	$38,856
Capital expenditures	$25,296	$4,526	$729	$30,551

As of June 30, 2011
Segment assets	$1,556,020	$180,974	$228,671	$1,965,665

Six Months Ended June 30, 2011
Revenue from external customers	$928,968	$104,450	$—	$1,033,418
Inter-segment revenues	$30	$6,389	$(6,419)	$—
Adjusted EBITDA, as defined	$266,445	$26,173	$(20,900)	$271,718
Depreciation and amortization	$86,842	$10,091	$1,204	$98,137

Operating income (loss)	$179,603	$16,082	$(22,104)	$173,581
Capital expenditures(1)	$134,736	$3,512	$485	$138,733

Six Months Ended June 30, 2010
Revenue from external customers	$576,748	$77,470	$—	$654,218
Inter-segment revenues	$193	$1,481	$(1,674)	$—
Adjusted EBITDA, as defined	$142,504	$13,937	$(18,149)	$138,292
Depreciation and amortization	$79,563	$9,683	$989	$90,235

Operating income (loss)	$62,941	$4,254	$(19,138)	$48,057
Capital expenditures	$33,715	$7,364	$815	$41,894

As of December 31, 2010
Segment assets	$1,485,897	$183,220	$132,121	$1,801,238

(1)	For the six months ended June 30, 2011, capital expenditures of $138,733 represents actual cash invested of $149,072, less amounts accrued but not paid at December 31, 2010 of $20,017, plus amounts accrued but not paid at June 30, 2011 of $9,678.

Reconciliation of Segment Information Revised for Discontinued Operations

The following table reconciles the original presentation of the three operating segments to the current presentation for the quarters and six months ended June 30, 2011 and 2010:

Quarter Ended June 30, 2011	Original Presentation	Discontinued Operations	Reclassification	Current Presentation
Drilling services:
Revenue from external customers	$52,222	$—	$129	$52,351

Adjusted EBITDA, as defined	$13,888	$—	$(108)	$13,780
Depreciation and amortization	$4,790	$—	$253	$5,043

Operating income	$9,098	$—	$(361)	$8,737
Capital expenditures	$1,696	$—	$166	$1,862

Product Sales:
Revenue from external customers	$7,864	$(7,735)	$(129)	$—

Adjusted EBITDA, as defined	$1,863	$(1,971)	$108	$—
Depreciation and amortization	$486	$(233)	$(253)	$—

Operating income	$1,377	$(1,738)	$361	$—
Capital expenditures	$176	$(10)	$(166)	$—

Corporate:
Capital expenditures	$76	$10	$—	$86

Quarter Ended June 30, 2010
Drilling services:
Revenue from external customers	$40,445	$—	$951	$41,396

Adjusted EBITDA, as defined	$8,663	$—	$(33)	$8,630
Depreciation and amortization	$4,644	$—	$291	$4,935

Operating income	$4,019	$—	$(324)	$3,695

Product Sales:
Revenue from external customers	$9,340	$(8,389)	$(951)	$—

Adjusted EBITDA, as defined	$1,250	$(1,283)	$33	$—
Depreciation and amortization	$561	$(270)	$(291)	$—

Operating income	$689	$(1,013)	$324	$—
Capital expenditures	$18	$(18)	$—	$—

Corporate:
Capital expenditures	$711	$18	$—	$729

Six Months Ended June 30, 2011
Drilling services:
Revenue from external customers	$102,374	$—	$2,076	$104,450

Adjusted EBITDA, as defined	$26,376	$—	$(203)	$26,173
Depreciation and amortization	$9,539	$—	$552	$10,091

Operating income	$16,837	$—	$(755)	$16,082
Capital expenditures	$3,242	$—	$270	$3,512

Product Sales:
Revenue from external customers	$15,842	$(13,766)	$(2,076)	$—

Adjusted EBITDA, as defined	$3,077	$(3,280)	$203	$—
Depreciation and amortization	$1,028	$(476)	$(552)	$—

Operating income	$2,049	$(2,804)	$755	$—
Capital expenditures	$288	$(18)	$(270)	$—

Corporate:
Capital expenditures	$467	$18	$—	$485

Six Months Ended June 30, 2010
Drilling services:
Revenue from external customers	$75,549	$—	$1,921	$77,470

Adjusted EBITDA, as defined	$14,082	$—	$(145)	$13,937
Depreciation and amortization	$9,102	$—	$581	$9,683

Operating income	$4,980	$—	$(726)	$4,254
Capital expenditures	$7,364	$—	$—	$7,364

Product Sales:
Revenue from external customers	$17,652	$(15,731)	$(1,921)	$—

Adjusted EBITDA, as defined	$2,812	$(2,957)	$145	$—
Depreciation and amortization	$1,137	$(556)	$(581)	$—

Operating income	$1,675	$(2,401)	$726	$—
Capital expenditures	$104	$(104)	$—	$—

Corporate:
Capital expenditures	$711	$104	$—	$815
Reconciliation of segment assets:
As of June 30, 2011
C&PS(1)	$1,558,878	$—	$(2,858)	$1,556,020
Drilling services	$166,436	$—	$14,538	$180,974
Product sales	$35,579	$(23,899)	$(11,680)	$—
Corporate	$204,772	$23,899	$—	$228,671

Segment assets	$1,965,665	$—	$—	$1,965,665

Year ended December 31, 2010
C&PS(1)	$1,488,755	$—	$(2,858)	$1,485,897
Drilling services	$170,944	$—	$12,276	$183,220
Product sales	$35,015	$(25,597)	$(9,418)	$—
Corporate	$106,524	$25,597	$—	$132,121

Segment assets	$1,801,238	$—	$—	$1,801,238

(1)	The $2,858 represents goodwill associated with Southeast Asia.

Reconciliation of Segment Operating Income to Net Income

The following table reconciles operating income as reported above to net income for the quarters and six months ended June 30, 2011 and 2010:

	Quarters Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Segment operating income	$98,404	$38,856	$173,581	$48,057
Interest expense	13,665	14,760	27,792	29,501
Interest income	(132)	(111)	(227)	(175)
Income taxes	31,781	9,385	54,907	7,795

Net income from continuing operations	$53,090	$14,822	$91,109	$10,936

Change in the Carrying Amount of Goodwill by Segment

The following table summarizes the change in the carrying amount of goodwill by segment for the six months ended June 30, 2011:

	C&PS	Drilling Services	Total
Balance at December 31, 2010	$242,112	$5,563	$247,675
Acquisition (a) and other	4,463	—	4,463

Balance at June 30, 2011	$246,575	$5,563	$252,138

(a)	For a description of our business acquisition as of June 30, 2011, see Note 2, “Business acquisition.